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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001
                                                -------------

Check here if Amendment [  ]; Amendment Number:
                                                -------------
     This Amendment (Check only one.):      [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 220
             BALTIMORE, MARYLAND  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

/s/ MARK D. LERNER            BALTIMORE, MARYLAND         08/14/01
-------------------------     -------------------         --------
     [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    45
                                           ------------------------------

Form 13F Information Table Value Total:    $486,680
                                           ------------------------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings] and list entries.]

NONE



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                                                FORM 13F INFORMATION TABLE


       COLUMN 1        COLUMN 2     COLUMN 3    COLUMN 4             COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
---------------------  --------    ---------    --------      ----------------------  --------     --------    ---------------------
                       TITLE OF                  VALUE        SHRS OR     SH/   PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER       CLASS        CUSIP      (x$1000)      PRN AMT     PRN   CALL  DISCRETION   MANAGERS    SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MICRO CIRCUITS  COMMON     03822W109      5,078       295,216     SH            SOLE                   SOLE

BARRETT RESOURCE        COMMON     068480201     18,201       308,498     SH            SOLE                   SOLE

CARDINAL HEALTH         COMMON     14149Y108      6,636        96,171     SH            SOLE                   SOLE

CAREMARK RX, INC.       COMMON     141705103     81,102     4,930,200     SH            SOLE                   SOLE

CHASE MANHATTAN         COMMON     46625H100      1,481        33,200     SH            SOLE                   SOLE

CITIGROUP INC.          COMMON     172967101     26,854       508,219     SH            SOLE                   SOLE

COMMERCE ONE            COMMON     200693109        414        76,200     SH            SOLE                   SOLE

DELHAIZE AMERICA INC.
CLASS A                 COMMON     246990139      2,434        41,500     SH            SOLE                   SOLE

DOW CHEMICAL            COMMON     260543103     11,924       358,609     SH            SOLE                   SOLE

DTE ENERGY              COMMON     233331107      1,139        24,528     SH            SOLE                   SOLE

EGL INC.                COMMON     268484102        829        47,500     SH            SOLE                   SOLE

EL PASO ENERGY CORP     COMMON     283905107      1,014        19,305     SH            SOLE                   SOLE

FLEET BOSTON            COMMON     339030108      2,188        55,452     SH            SOLE                   SOLE

FOREST OIL              COMMON     346091606      2,096        74,850     SH            SOLE                   SOLE


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                                                FORM 13F INFORMATION TABLE

       COLUMN 1        COLUMN 2     COLUMN 3    COLUMN 4             COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
---------------------  --------    ---------    --------      ----------------------  --------     --------    ---------------------
                       TITLE OF                  VALUE        SHRS OR     SH/   PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER       CLASS        CUSIP      (x$1000)      PRN AMT     PRN   CALL  DISCRETION   MANAGERS    SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
GULF CANADA RESOURCES   COMMON     40218L305      1,217       150,000     SH            SOLE                   SOLE

HARCOURT GENERAL        COMMON     41163G101     41,268       709,200     SH            SOLE                   SOLE

HOUGHTON MIFFLIN CO     COMMON     441560109      5,693        95,000     SH            SOLE                   SOLE

HSE RESOURCES INC.      COMMON     404297103      7,452       115,000     SH            SOLE                   SOLE

INFOSPACE               COMMON     45678T102        193        50,044     SH            SOLE                   SOLE

INVITROGEN              COMMON     46185R100     10,275       184,677     SH            SOLE                   SOLE

JDS UNIPHASE            COMMON     46612J101      7,839       614,800     SH            SOLE                   SOLE

JOHNSON & JOHNSON       COMMON     478160104     42,894       854,800     SH            SOLE                   SOLE

JONES APPAREL           COMMON     480074103        214         4,959     SH            SOLE                   SOLE

LSI LOGIC               COMMON     538021106        521        27,700     SH            SOLE                   SOLE

MARVELL TECHNOLOGY      COMMON     G5876H105      3,020       112,251     SH            SOLE                   SOLE

MCI GROUP               COMMON     98157D304      1,409        87,500     SH            SOLE                   SOLE

MICROCHIP TECH          COMMON     595017104      1,090        32,700     SH            SOLE                   SOLE

NORTEL NETWORK          COMMON     656568102      1,844       202,675     SH            SOLE                   SOLE

NOVA CORPORATION        COMMON     669784100      7,787       247,600     SH            SOLE                   SOLE


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                                                FORM 13F INFORMATION TABLE

       COLUMN 1        COLUMN 2     COLUMN 3    COLUMN 4             COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
---------------------  --------    ---------    --------      ----------------------  --------     --------    ---------------------
                       TITLE OF                  VALUE        SHRS OR     SH/   PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER       CLASS        CUSIP      (x$1000)      PRN AMT     PRN   CALL  DISCRETION   MANAGERS    SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
OPENTV CORP.            COMMON     G67543101        193        13,704     SH            SOLE                   SOLE

OPENWAVE                COMMON     683718100        279         8,586     SH            SOLE                   SOLE

QUAKER OATS             COMMON     747402105     97,126     1,064,400     SH            SOLE                   SOLE

ROSETTA INPHARMATICS    COMMON     777777103        194        12,500     SH            SOLE                   SOLE

SHIRE PHARMACEUTALS     COMMON     82481R106      2,502        44,755     SH            SOLE                   SOLE

SOUND ADVICE            COMMON     836066100      1,799        62,700     SH            SOLE                   SOLE

TELECOM HOLDERS         COMMON     87927P200      1,265        25,000     SH            SOLE                   SOLE

THERMADYNE HOLDINGS     COMMON     883435208          9        26,004     SH            SOLE                   SOLE

THORATEC LABS           COMMON     885175307      9,942       639,358     SH            SOLE                   SOLE

TRANSOCEAN SEDCO        COMMON     G90078109      4,562       110,600     SH            SOLE                   SOLE

TRIAD HOSPITAL          COMMON     89579K109      2,320        78,721     SH            SOLE                   SOLE

VERITAS                 COMMON     923436109     10,248       154,100     SH            SOLE                   SOLE

VIACOM INC. CLB         COMMON     925524308     12,106       234,065     SH            SOLE                   SOLE

WACHOVIA CORP           COMMON     929771103     17,787       250,000     SH            SOLE                   SOLE

WASHINGTON MUTUAL       COMMON     939322103     23,014       612,885     SH            SOLE                   SOLE

WEBB DEL CORP           COMMON     947423109      9,228       238,500     SH            SOLE                   SOLE
